Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Basis of consolidation

3.1 Basis of consolidation

The consolidated financial statements comprise the financial statements of the Company. Control is achieved when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.

Specifically, the Company controls an investee if and only if the Company has:

•	Power over the investee (i.e. existing rights that give it the current ability to direct the relevant activities of the investee);

•	Exposure, or rights, to variable returns from its involvement with the investee; and

•	The ability to use its power over the investee to affect its returns.

When the Company has less than a majority of the voting or similar rights of an investee, the Company considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

•	The contractual arrangements with the other vote holders of the investee;

•	Rights arising from other contractual arrangements; and

•	The Company’s voting rights and potential voting rights.

The Company re-assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ceases when the Company loses control of the subsidiary. Assets, liabilities, income and expenses of a subsidiary are included in the consolidated financial statements of income and comprehensive income from the date the Company gains control until the date the Company ceases to control the subsidiary.

Profit or loss and each component of other comprehensive income (“OCI”) are attributed to the equity holders of the parent of the Company and to the non-controlling interests, even if this results in the non-controlling interests having a deficit balance. When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with the Company’s accounting policies. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Company are eliminated in full on consolidation.

A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction. If the Company loses control over a subsidiary, it:

•	Derecognizes the assets (including goodwill) and liabilities of the subsidiary.

•	Derecognizes the carrying amount of any non-controlling interests.

•	Derecognizes the cumulative translation differences recorded in equity.

•	Recognizes the fair value of the consideration received.

•	Recognizes the fair value of any investment retained.

•	Recognizes any surplus or deficit in profit or loss.

•

Reclassifies the parent’s share of components previously recognized in OCI to profit or loss or retained earnings, as appropriate, as would be required if the Company had directly disposed of the related assets or liabilities.

3.1.1 Acquisitions of non-controlling interests

Acquisitions of non-controlling interests are accounted for as transactions with owners in their capacity as owners and therefore no goodwill is recognized as a result. Adjustments to non-controlling interests arising from transactions that do not involve the loss of control are measured at carrying amount and reflected in shareholders’ equity as part of additional paid-in capital.

Business combinations

3.2 Business combinations

Business combinations are accounted for using the acquisition method at the acquisition date, which is the date on which control is transferred to the Company. The cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured at acquisition date fair value, and the amount of any non-controlling interests in the acquiree. For each business combination, the Company elects whether to measure the non-controlling interests in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets.

Goodwill is measured as the excess of the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree, and the fair value of the Company previously held equity interest in the acquiree (if any) over the net of the acquisition-date amounts of the identifiable assets acquired and the liabilities assumed. If, after reassessment, the net of the acquisition-date amounts of the identifiable assets acquired and liabilities assumed exceeds the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree and the fair value of the Company previously held interest in the acquiree (if any), the excess is recognized immediately in profit or loss as a bargain purchase gain.

Costs, other than those associated with the issuance of debt or equity securities, that the Company incurs in connection with a business combination are expensed as incurred.

Any contingent consideration payable is recognized at fair value at the acquisition date. If the contingent consideration is classified as equity, it is not remeasured, and settlement is accounted for within equity. Otherwise, subsequent changes to the fair value of the contingent considerations are recognized in consolidated net income.

If the initial accounting for a business combination is incomplete by the end of the reporting period in which the combination occurs, the Company reports provisional amounts for the items in which the accounting is incomplete and discloses that its allocation is preliminary in nature. Those provisional amounts are adjusted retrospectively during the measurement period (not greater than 12 months from the acquisition date), or additional assets or liabilities are recognized, to reflect new information obtained about facts and circumstances that existed at the acquisition date that, if known, would have affected the amounts recognized at that date.

Sometimes obtaining control of an acquiree in which equity interest is held immediately before the acquisition date is considered as a business combination achieved in stages also referred to as a step acquisition. The Company remeasures its previously held equity interest in the acquiree at its acquisition-date fair value and recognizes the resulting gain or loss, if any, in profit or loss. Also, the changes in the value of equity interest in the acquiree recognized in other comprehensive income shall be recognized on the same basis as required if the Company had disposed directly of the previously held equity interest, see Note 3.14.

The Company sometimes obtains control of an acquiree without transferring consideration. The acquisition method of accounting for a business combination, applies to those combinations as follows:

(a)	The acquiree repurchases a sufficient number of its own shares for the Company to obtain control.

(b)	Minority veto rights lapse that previously kept the Company from controlling an acquiree in which it held the majority voting rights.

(c)

The Company and the acquiree agree to combine their businesses by contract alone in which it transfers no consideration in exchange for control and no equity interest is held in the acquiree, either on the acquisition date or previously.

Foreign currencies, consolidation of foreign subsidiaries and accounting equity accounted investees

3.3 Foreign currencies, consolidation of foreign subsidiaries and accounting equity accounted investees

In preparing the financial statements of each individual subsidiary and accounting for equity accounted investees, transactions in currencies other than the individual entity’s functional currency (foreign currencies) are recognized at the rates of exchange prevailing at the dates of the transactions. At the end of each reporting period, monetary items denominated in foreign currencies are retranslated at the rates prevailing at that date. Non-monetary items that are measured in terms of historical cost in a foreign currency are not retranslated.

Exchange differences on monetary items are recognized in consolidated net income in the period in which they arise except for:

•

The variations in the net investment in foreign subsidiaries generated by exchange rate fluctuation which are included in other comprehensive income, which is recorded in equity as part of accumulated translation adjustment within the cumulative other comprehensive income;

•

Intercompany financing balances with foreign subsidiaries are considered as long-term investments when there is no plan to pay such financing in the foreseeable future. Monetary position and exchange rate fluctuation regarding this financing is recorded in the exchange differences on translation of foreign operations within the accumulated other comprehensive income (loss) item, which is recorded in equity; and

•	Exchange differences on transactions entered into in order to hedge certain foreign currency risks.

Foreign exchange differences on monetary items are recognized in profit or loss. Their classification in the income statement depends on their nature. Differences arising from fluctuations related to operating activities are presented in the “other expenses” line (see Note 19) while fluctuations related to non-operating activities such as financing activities are presented as part of “foreign exchange gain (loss)” line in the income statement.

For incorporation into the Company’s consolidated financial statements, each foreign subsidiary, associates or joint venture’s individual financial statements are translated into Mexican pesos, as follows:

•

For hyperinflationary economic environments, the inflation effects of the origin country are recognized pursuant IAS 29 Financial Reporting in Hyperinflationary Economies, and subsequently translated into Mexican pesos using the year-end exchange rate for the consolidated statements of financial position and consolidated income statement and comprehensive income; and

•

For non-hyperinflationary economic environments, assets and liabilities are translated into Mexican pesos using the year-end exchange rate, equity is translated into Mexican pesos using the historical exchange rate, and the income statement and comprehensive income is translated using the exchange rate at the date of each transaction. The Company uses the average exchange rate of each month if the exchange rate does not fluctuate significantly.

In addition, in relation to a partial disposal of a subsidiary that does not result in the Company losing control over the subsidiary, the proportionate share of accumulated exchange differences is re-attributed to non-controlling interests and are not recognized in profit or loss. For all other partial disposals (i.e., partial disposals of equity accounted investees that do not result in the Company losing significant influence or joint control), the proportionate share of the accumulated exchange differences is reclassified to profit or loss. In September 2017, the Company sold shares equal to 5.2% of economic interest in Heineken Group, consequently it reclassified the proportionate share of the accumulated exchange differences, recognized previously in other comprehensive income, for a total profit of Ps. 6,632 to the consolidated income statement.

Goodwill and fair value adjustments on identifiable assets and liabilities acquired arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and translated at the rate of exchange prevailing at the end of each reporting period. Foreign exchange differences arising are recognized in equity as part of the cumulative translation adjustment.

The translation of assets and liabilities denominated in foreign currencies into Mexican pesos is for consolidation purposes and does not indicate that the Company could realize or settle the reported value of those assets and liabilities in Mexican pesos. Additionally, this does not indicate that the Company could return or distribute the reported Mexican peso value in equity to its shareholders.

		Exchange Rates of Local Currencies Translated to Mexican Pesos (1)
	Functional / Recording Currency	Average Exchange Rate for					Exchange Rate as of
Country or Zone		2018	2017		2016		December 31, 2018	December 31, 2017
Guatemala	Quetzal	2.56	2.57		2.46		2.54	2.69
Costa Rica	Colon	0.03	0.03		0.03		0.03	0.03
Panama	U.S. dollar	19.24	18.93		18.66		19.68	19.74
Colombia	Colombian peso	0.01	0.01		0.01		0.01	0.01
Nicaragua	Cordoba	0.62	0.63		0.65		0.61	0.64
Argentina	Argentine peso	0.73	1.15		1.26		0.52	1.06
Venezuela a)	Bolivar	—	a	)	a	)	—	a	)
Brazil	Reais	5.29	5.94		5.39		5.08	5.97
Chile	Chilean peso	0.03	0.03		0.03		0.03	0.03
Euro Zone	Euro (€)	22.71	21.32		20.66		22.54	23.57
Peru	Nuevo Sol	5.85	5.78		5.53		5.83	6.08
Ecuador	U.S. dollar	19.24	18.93		18.66		19.68	19.74
Philippines	Philippine peso	0.37	0.38		0.39		0.37	0.40
Uruguay	Uruguayan peso	0.63	0.66		0.71		0.61	0.69

(1)	Exchange rates published by the Central Bank of each country where the Company operates.

a)	Venezuela

Effective December 31, 2017, the Company determined that the deteriorating conditions in Venezuela had led Coca-Cola FEMSA to no longer meet the accounting criteria to consolidate its Venezuelan subsidiary. Such deteriorating conditions had significantly impacted Coca-Cola FEMSA’s ability to manage its capital structure, its capacity to purchase raw materials and limitations of portfolio dynamics. In addition, certain government controls over pricing, restriction over labor practices, acquisition of U.S. dollars and imports, has affected the normal course of business. Therefore, and due to the fact that its Venezuelan subsidiary will continue doing operations in Venezuela, as of December 31, 2017, Coca-Cola FEMSA changed the method of accounting for its investment in Venezuela from consolidation to fair value measured using a Level 3 concept.

As a result of the deconsolidation, Coca-Cola FEMSA also recorded loss within other expenses for an amount of Ps. 28,177 for the year ended December 31, 2017. Such effect includes the reclassification of Ps. 26,123 previously recorded as exchange differences on translation of foreign subsidiaries and equity accounted investees in equity, impairment equal to Ps. 745 and Ps. 1,098 mainly from distribution rights and property, plant and equipment, respectively, and Ps. 210 for the remeasurement at fair-value of Venezuelan investment.

Prior to deconsolidation, during 2017, Coca-Cola FEMSA’s Venezuelan operations contributed Ps. 4,005 to net sales, and losses of Ps. 2,223 to net income. Its total assets were Ps. 4,138 and the total liabilities were Ps. 2,889.

Beginning on January 1, 2018, Coca-Cola FEMSA recognizes its investment in Venezuela under the fair value through OCI method following the new IFRS 9 Financial Instruments standard.

Exchange rate

Until December 31, 2017, Coca-Cola FEMSA’s recognition of its Venezuelan operations involved a two-step accounting process in order to translate into bolivars all transactions in a different currency than bolivars and then to translate the bolivar amounts to Mexican pesos.

Step-one.- Transactions are first recorded in the stand-alone accounts of the Venezuelan subsidiary in its functional currency, which is bolivar. Any non-bolivar denominated monetary assets or liabilities are translated into bolivars at each balance sheet date using the exchange rate at which Coca-Cola FEMSA expects them to be settled, with the corresponding effect of such translation being recorded in the income statement. See 3.4 below.

As of December 31, 2016, Coca-Cola FEMSA had U.S. $629 million in monetary liabilities recorded using Divisa Protegida (“DIPRO”) exchange rate at 10 bolivars per U.S. dollar, mainly because as of that date Coca-Cola FEMSA believed it continued to qualify for that rate to pay for the import of various products into Venezuela, and its ability to renegotiate with their main suppliers, if necessary, the settlement of such liabilities in bolivars. In addition, Coca-Cola FEMSA has U.S. $104 million recorded at Divisas Complementarias (“DICOM”) exchange rate at 673.76 bolivars per U.S. dollar.

Step-two.- In order to integrate the results of the Venezuelan operations into the consolidated figures of Coca-Cola FEMSA, such Venezuelan results are translated from Venezuelan bolivars into Mexican pesos.

In December 2017, Coca-Cola FEMSA translated the Venezuela entity figures at an exchange rate of 22,793 bolivars per U.S. dollar, as such exchange rate better represents the economic conditions in Venezuela. Coca-Cola FEMSA considers that this exchange rate provides more useful and relevant information with respect to Venezuela’s financial position, financial performance and cash flows. On January 30, 2018, a new auction of the DICOM celebrated by Venezuela’s government resulted on an estimated exchange rate of 25,000 bolivar per U.S. dollar.

Recognition of the effects of inflation in countries with hyperinflationary economic environments

3.4 Recognition of the effects of inflation in countries with hyperinflationary economic environments

The Company recognizes the effects of inflation on the financial information of its subsidiaries that operates in hyperinflationary economic environments (when cumulative inflation of the three preceding years is approaching, or exceeds, 100% or more in addition to other qualitative factors), which consists of:

•

Using inflation factors to restate non-monetary assets, such as inventories, property, plant and equipment, net, intangible assets, net including related costs and expenses when such assets are consumed or depreciated;

•

Applying the appropriate inflation factors to restate capital stock, additional paid-in capital, net income, retained earnings and items of other comprehensive income by the necessary amount to maintain the purchasing power equivalent in the currency of Venezuela on the dates such capital was contributed, or income was generated up to the date those consolidated financial statements are presented; and

•	Including the monetary position gain or loss in consolidated net income.

The Company restates the financial information of subsidiaries that operate in hyperinflationary economic environment using the consumer price index of each country (“CPI”).

As disclosed in Note 3.3, Coca-Cola FEMSA deconsolidated its Venezuelan operations. Consequently, the Venezuelan investment is no longer consolidated by Coca-Cola FEMSA, however, Coca-Cola FEMSA’s Venezuelan subsidiary will continue operating.

As of December 31, 2018, 2017, and 2016, the operations of the Company are classified as follows:

Country	Cumulative Inflation 2016- 2018	Type of Economy	Cumulative Inflation 2015- 2017	Type of Economy	Cumulative Inflation 2014- 2016	Type of Economy
Mexico	15.7%	Non-hyperinflationary	12.7%	Non-hyperinflationary	9.9%	Non-hyperinflationary
Guatemala	12.2%	Non-hyperinflationary	13.5%	Non-hyperinflationary	10.6%	Non-hyperinflationary
Costa Rica	5.7%	Non-hyperinflationary	2.5%	Non-hyperinflationary	5.1%	Non-hyperinflationary
Panama	2.1%	Non-hyperinflationary	2.3%	Non-hyperinflationary	2.8%	Non-hyperinflationary
Colombia	13.4%	Non-hyperinflationary	17.5%	Non-hyperinflationary	17.0%	Non-hyperinflationary
Nicaragua	13.1%	Non-hyperinflationary	12.3%	Non-hyperinflationary	13.1%	Non-hyperinflationary
Argentina (a)	158.4%	Hyperinflationary	101.5%	Non-hyperinflationary	99.7%	Non-hyperinflationary
Venezuela	—	Hyperinflationary	30,690.0%	Hyperinflationary	2,263.0%	Hyperinflationary
Brazil	25.0%	Non-hyperinflationary	21.1%	Non-hyperinflationary	25.2%	Non-hyperinflationary
Philippines	11.9%	Non-hyperinflationary	7.5%	Non-hyperinflationary	5.7%	Non-hyperinflationary
Euro Zone	2.7%	Non-hyperinflationary	2.7%	Non-hyperinflationary	1.2%	Non-hyperinflationary
Chile	9.7%	Non-hyperinflationary	9.7%	Non-hyperinflationary	12.2%	Non-hyperinflationary
Peru	9.3%	Non-hyperinflationary	9.3%	Non-hyperinflationary	11.2%	Non-hyperinflationary
Ecuador	30.3%	Non-hyperinflationary	30.3%	Non-hyperinflationary	8.4%	Non-hyperinflationary
Uruguay	25.3%	Non-hyperinflationary	—	Non-hyperinflationary	—	Non-hyperinflationary

a)	Argentina

As of December 2017 and 2016 there were multiple inflation indexes (including combination of indices in the case of CPI) or certain months without official available information in the case of National Wholesale Price Index (“WPI”) which provide different inflation indexes for Argentina, therefore, there was different judgments about the criteria in the application of hyperinflation for this country.

Beginning on July 1, 2018, Argentina was classified as hyperinflationary economy based on several consumer price indexes of the country. Therefore, the financial statements of the subsidiary were remeasured in its functional currency (Argentine peso) but they were not restated in its presentation currency (Mexican pesos) as it is not stated as a hyperinflationary economy. In addition, the Company’s financial statements for prior periods were not restated for comparative purposes. For being considered hyperinflationary, the financial information for our Argentine subsidiary has been adjusted to recognize the inflationary effects since January 1, 2018 through:

•

Using inflation factors to restate non-monetary assets, such as inventories, property, plant and equipment, net, intangible assets, net, including related costs and expenses when such assets are consumed or depreciated.

•	Recognize the monetary position gain or loss in consolidated net income.

The Company restates the financial information of subsidiaries that operate in hyperinflationary economic environment using the consumer price index (“CPI”) of each country.

The Federacion Argentina de Consejos Profesionales de Ciencias Económicas (“FACPCE”) approved on September 29, 2018 and published on October 5, 2018, a resolution in which states that general index price must be computed by the inflation factor for non-monetary assets and by November and December 2015 CPI and CABA variation, respectively.

Because of multiple price indexes, the Company is required to use judgment in determining the most practical inflation factor to be applied in the Company in despite of the FACPCE’s resolution. Therefore, it has decided to continue with the recognition of the inflationary effects for the Argentine subsidiary by applying the consumer price index, since the difference inflationary effects between such indexes does not represents a material effect in the results of the Company.

Cash and cash equivalents and restricted cash

3.5 Cash and cash equivalents and restricted cash

Cash is comprised of deposits in bank accounts which generate an interest on the available balance. Cash equivalents are mainly represented by short-term bank deposits and fixed-income investments (overnight), both with maturities of three months or less and their carrying values approximate fair value.

The Company also maintains restricted cash which is insured as collateral to meet certain contractual obligations. Restricted cash is presented within other current financial assets given that, by their nature, the restrictions are short-term.

Investments

3.6 Investments

The investments include debt securities and bank deposits with a maturity of more than three months as of the acquisition date. Management determines the appropriate classification of investments at the time of purchase and evaluates that classification at the date of each statement of financial position, see Notes 6 and 13.

Financial assets

3.7 Financial assets

Financial assets are classified within the following business models depending on management’s objective: (i) “held to maturity to recover cash flows”, (ii) “held to maturity and to sell financial assets” and (iii) “others or held for trading”, including derivatives assigned in hedging instruments with efficient hedge, as appropriate. The classification depends on the nature and purpose of holding the financial assets and is determined at the time of initial recognition.

The Company performs a portfolio – level assessment of the business model in which a financial asset is managed to accomplish with Company’s risk management purposes. The information that is considered within the evaluation includes:

•	The policies and objectives of the Company in relation to the portfolio and the practical implementation of policies;

•	Performance and evaluation of the Company’s portfolio including accounts receivable;

•	Risks that affect the performance of the business model and how those risks are managed;

•	Any compensation related to the performance of the portfolio; and

•	Frequency, volume and timing of sales of financial assets in previous periods together with the reasons for said sales and expectations regarding future sales activities.

The Company’s financial assets include cash, cash equivalents and restricted cash, investments with maturities of more than three months, loans and accounts receivable, derivative financial instruments and other financial assets.

For the initial recognition of a financial asset, the Company measures it at fair value plus the transaction costs that are directly attributable to the purchase thereof, in the event that said asset is not measured at fair value through profit or loss. Accounts receivable that do not have a significant financing component are measured and recognized at the transaction price when they are generated. The rest of the financial assets are recognized only when the Company is part of the contractual provisions of the instrument.

The fair value of an asset is measured using assumptions that would be used by market participants when valuing the asset, assuming that the transaction is orderly and takes place in the principal or the most advantageous market for the asset.

During the initial recognition, the financial asset is also classified as measured at: amortized cost, fair value with changes in other comprehensive income – debt or equity investments – and fair value through profit or loss. The classification depends on the objective by which the financial asset is acquired.

Financial assets are not reclassified after their initial recognition unless the Company changes the business model to manage the financial assets; in which case, all affected financial assets are reclassified on the first day of the first reporting period following the change in the business model.

3.7.1 Financial assets at amortized cost

A financial asset is measured at amortized cost if it meets the following two conditions and is not designated as FVTPL:

•	Its managed within a business model whose objective is to maintain financial assets to recover the contractual cash flows; and

•	The contractual terms are only payments at specified dates of the principal and interest on the amount of the outstanding principal.

The amortized cost of a financial asset is the amount of the initial recognition less the principal payments, plus or less the accumulated amortization using the effective interest rate method of any difference between the initial amount and the amount as of the maturity and, for financial assets, adjusted for loss of impairment. The financial product, exchange fluctuation and impairment are recognized in results. Any profit or loss is also recognized in the same way in results.

3.7.2 Effective interest rate method (“ERR”)

The effective interest rate method consists in calculating the amortized cost of loans and accounts receivables and other financial assets (measured at amortized cost) and allocating interest income/expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash receipts (including all fees on points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial asset, or (where appropriate) a shorter period, to the net carrying amount on initial recognition.

3.7.3 Financial assets at fair value with changes in other comprehensive income

A financial asset is measured in FVOCI if it meets the following two conditions and is not designated as FVTPL:

•	Its managed within a business model whose objective is achieved through the collection of contractual cash flows and the sale of financial assets; and

•	The contractual terms are only payments of the principal and interest on the amount of the outstanding principal.

These assets are subsequently measured at fair value. The financial product calculated using the internal rate of return (“IRR”), the exchange fluctuation and the impairment are recognized in profit and loss. Other gains and losses, related to changes in fair value, are recognized in OCI. In case of disposals, the accumulated gains and losses in OCI are reclassified to profit and loss.

In the initial recognition of a capital instrument that is not held for trading, under the “other” business model, the Company may irrevocably choose to present changes in the fair value of the investment in OCI. This choice is made at the level of each investment. Equity instruments are subsequently measured at fair value. Dividends are recognized as profit in results unless the dividend clearly represents a recovery of part of the cost of the investment. Other net gains and losses, related to changes in fair value, are recognized in OCI and are considered items that will not be reclassified to consolidated net income in subsequent periods.

3.7.4 Financial assets at fair value through profit or loss

Financial assets designated as fair value through profit and loss include financial assets held for trading and financial assets designated at initial recognition as fair value through profit and loss. Financial assets are classified as held for trading if they are acquired for the purpose of selling or repurchasing in the short term. Derivatives, including embedded derivatives are also classified as held for trading unless they are allocated as effective hedging instruments. Financial assets at fair value through profit or loss are recorded in the balance sheet with changes in fair value presented as financial costs (net negative changes in fair value) or financial products (net positive changes in fair value) in profit or loss, including any dividend income.

3.7.5 Evaluation that contractual cash flows are solely principal and interest payments (“SPPI”)

In order to classify a financial asset within one of the three different categories, the Company determines whether the contractual cash flows of the asset are only principal and interest payments. The Company considers the contractual terms of the financial instrument and whether the financial asset contains any contractual term that could change the timing or amount of the contractual cash flows in such a way that it would not meet the SPPI criteria. In making this evaluation, the Company considers the following:

•	Contingent events that would change the amount or timing of cash flows;

•	Terms that can adjust the contractual coupon rate, including variable interest rate characteristics;

•	Payment and extension features; and

•	Characteristics that limit the Company’s right to obtain cash flows from certain assets.

A prepaid feature is consistent with the characteristics of only principal and interest payments if the prepayment amount substantially represents the amounts of the principal and interest pending payment, which could include reasonable compensation for early termination of the contract. Additionally, a financial asset acquired or originated with a premium or discount to its contractual amount and in the initial recognition the fair value of the prepaid characteristic is insignificant, the asset will pass the test of the contractual characteristics of cash flow if the amount of prepaid represents substantially the contractual amount and accrued interest (but not paid); which may include additional compensation for the early termination of the contract.

3.7.6 Impairment of financial assets

The Company recognizes impairment due to expected credit loss (“ECL”) in:

•	Financial assets measured at amortized cost;

•	Debt investments measured at FVOCI; and

•	Other contractual assets.

Impairment losses on accounts receivable, contractual assets and leasing receivables are measured at the amount that equals the lifetime expected loss of credit, whether or not it has a significant component. The Company applies the criteria to all accounts receivable, contractual assets and leasing credits, together or separately.

The Company measures impairment losses at an amount that equals to lifetime ECL, except for the following:

•	Debt instruments classified as low credit risk; and

•	Other debt instruments in which the credit risk (irrecoverability risk over the financial instrument expected life) has not increased significantly since the initial recognition.

In determining whether the credit risk of a financial asset has increased significantly since initial recognition and estimating the ECL, the Company considers reasonable and sustainable information that is relevant and available without undue cost or effort. It includes qualitative and quantitative analysis based on Company’s experience and credit assessment.

The impairment loss is a weighted estimate of the probability of expected loss. The amount of impairment loss is measured as the present value of any lack of liquidity (the difference between the contractual cash flows that correspond to the Company and the cash flows that management expects to receive). The expected credit loss is discounted at the original effective interest rate of the financial asset.

The Company annually evaluates if there was evidence of an impairment. Some observable data that financial assets were impaired includes:

•	Significant financial difficulty of the issuer or the borrower;

•	A breach of contract, such as default or past due event;

•	Granting concessions due to the borrower’s financial difficulties in which Company would not consider in other circumstances.

•	It is becoming probable that the borrower will enter bankruptcy or other financial reorganization;

•	The disappearance of an active market for a financial instrument because of financial difficulties; or

•	Information indicating that there was a measurable decrease in the expected cash flows of a group of financial assets.

For a capital instrument, evidence of impairment includes a significant decrease in its fair value even lower than its carrying value.

The impairment loss on financial assets measured at amortized cost is reduced from the book value and for financial assets measured at FVOCI, the impairment loss is recognized as profit or loss within OCI.

3.7.7 Derecognition

A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is derecognized when:

•	The rights to receive cash flows from the financial asset have expired; or

•

The Company has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a ‘pass-through’ arrangement; and either (a) the Company has transferred substantially all the risks and rewards of the asset, or (b) the Company has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

3.7.8 Offsetting of financial instruments

Financial assets are required to be offset against financial liabilities and the net amount reported in the consolidated statement of financial position if, and only when the Company:

•	Currently has an enforceable legal right to offset the recognized amounts; and

•	Intends to settle on a net basis, or to realize the assets and settle the liabilities simultaneously.

Other financial assets

3.8 Other financial assets

Other financial assets include long term accounts receivable, derivative financial instruments and recoverable contingencies acquired from business combinations. Long term accounts receivable with a stated term are measured at amortized cost using the effective interest method, less any impairment.

Derivative financial instruments

3.9 Derivative financial instruments

The Company is exposed to different risks related to cash flows, liquidity, market and third-party credit. As a result, the Company contracts different derivative financial instruments in order to reduce its exposure to the risk of exchange rate fluctuations between the Mexican peso and other currencies, and interest rate fluctuations associated with its borrowings denominated in foreign currencies and the exposure to the risk of fluctuation in the costs of certain raw materials.

The Company values and records all derivative financial instruments and hedging activities, in the consolidated statement of financial position as either an asset or liability measured at FVTPL or FVOCI, considering quoted prices in recognized markets. If such instruments are not traded in a formal market, fair value is determined by applying techniques based upon technical models supported by sufficient, reliable and verifiable market data. Changes in the fair value of derivative financial instruments are recorded each period in current earnings otherwise as a component of cumulative other comprehensive income based on the item being hedged and the effectiveness of the hedge.

3.9.1 Hedge accounting

The Company designates certain hedging instruments, which include derivatives to cover foreign currency risk, as either fair value hedges or cash flow hedges. Hedges of foreign exchange risk on firm commitments are accounted for as cash flow hedges.

At the inception of the hedge relationship, the Company documents the relationship between the hedging instrument and the hedged item, along with its risk management objectives and its strategy for undertaking various hedge transactions. Furthermore, at the inception of the hedge and on an ongoing basis, the Company documents whether the hedging instrument is highly effective in offsetting changes in fair values or cash flows of the hedged item attributable to the hedged risk.

3.9.2 Cash flow hedges

The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognized in other comprehensive income and accumulated under the heading valuation of the effective portion of derivative financial instruments. The gain or loss relating to the ineffective portion is recognized immediately in consolidated net income and is included in the market value (gain) loss on financial instruments line item within the consolidated income statements.

Amounts previously recognized in other comprehensive income and accumulated in equity are reclassified to consolidated net income in the periods when the hedged item is recognized in consolidated net income, in the same line of the consolidated income statement as the recognized hedged item. However, when the hedged forecast transaction results in the recognition of a non-financial asset or a non-financial liability, the gains and losses previously recognized in other comprehensive income and accumulated in equity are transferred from equity and included in the initial measurement of the cost of the non-financial asset or non-financial liability.

Hedge accounting is discontinued when the Company revokes the hedging relationship, when the hedging instrument expires or is sold, terminated, or exercised, or when it no longer qualifies for hedge accounting. Any gain or loss recognized in cumulative other comprehensive income in equity at that time remains in equity and is recognized when the forecast transaction is ultimately recognized in consolidated net income. When a forecast transaction is no longer expected to occur, the gain or loss accumulated in equity is recognized immediately in consolidated net income.

3.9.2.1 Fair value hedges

For hedged items carried at fair value, the change in the fair value of a hedging derivative is recognized in the consolidated income statement as foreign exchange gain or loss. The change in the fair value of the hedged item attributable to the risk hedged is recorded as part of the carrying value of the hedged item and is also recognized in the consolidated income statement as foreign exchange gain or loss.

For fair value hedges relating to items carried at amortized cost, change in the fair value of the effective portion of the hedge is recognized first as an adjustment to the carrying value of the hedged item and then is amortized through profit or loss over the remaining term of the hedge using the EIR method. EIR amortization may begin as soon as an adjustment exists and no later than when the hedged item ceases to be adjusted for changes in its fair value attributable to the risk being hedged. If the hedged item is derecognized, the unamortized fair value is recognized immediately in profit or loss.

When an unrecognized firm commitment is designated as a hedged item, the subsequent cumulative change in the fair value of the firm commitment attributable to the hedged risk is recognized as an asset or liability with a corresponding gain or loss recognized in profit and loss.

3.9.2.2 Hedge of net investment in a foreign business

The Company designates debt securities as a hedge of certain net investment in foreign subsidiaries and applies hedge accounting to foreign currency differences arising between the functional currency of its investments abroad and the functional currency of the holding company (Mexican peso), regardless of whether the net investment is held directly or through a sub-holding company.

Differences in foreign currency that arise in the conversion of a financial liability designated as a hedge of a net investment in a foreign operation are recognized in other comprehensive income in the exchange differences on the translation of foreign operations and associates caption, to the extent that the hedge is effective. To the extent that the hedge is ineffective, such differences are recognized as market value gain or loss on financial instruments within the consolidated income statements. When part of the hedge of a net investment is disposed, the corresponding accumulated foreign currency translation effect is recognized as part of the gain or loss on disposal within the consolidated income statement.

Fair value measurement

3.10 Fair value measurement

The Company measures financial instruments, such as derivatives, and certain non-financial assets, at fair value at each balance sheet date. Also, fair values of financial instruments measured at amortized cost are disclosed in Notes 13 and 18.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

•	In the principal market for the asset or liability; or

•	In the absence of a principal market, in the most advantageous market for the asset or liability.

A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

•	Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

•	Level 2 — Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly.

•

Level 3 — Are unobservable inputs for the asset or liability. Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.

For assets and liabilities that are recognized in the financial statements on a recurring basis, the Company determines whether transfers have occurred between Levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

The Company determines the policies and procedures for both recurring fair value measurements, such as those described in Note 20 and unquoted liabilities such as debt described in Note 18.

For the purpose of fair value disclosures, the Company has determined classes of assets and liabilities on the basis of the nature, characteristics and risks of the asset or liability and the level of the fair value hierarchy as explained above.

Inventories and cost of goods sold

3.11 Inventories and cost of goods sold

Inventories are measured at the lower of cost and net realizable value. Net realizable value represents the estimated selling price for inventories less all estimated costs of completion and costs necessary to make the sale.

Inventories represent the acquisition or production cost which is incurred when purchasing or producing a product and are based on the weighted average cost formula. The operating segments of the Company use inventory costing methodologies to value their inventories, such as the weighted average cost method in Coca-Cola FEMSA, retail method (a method to estimate the average cost) in FEMSA Comercio – Proximity, FEMSA Comercio – Health Division; and acquisition method in FEMSA Comercio – Fuel Division, except for the distribution centers which are valued with average cost method.

Cost of goods sold includes expenses related to the purchase of raw materials used in the production process, as well as labor costs (wages and other benefits), depreciation of production facilities, equipment and other costs, including fuel, electricity, equipment maintenance and inspection; expenses related to the purchase of goods and services used in the sale process of the Company’s products and expenses related to the purchase of gasoline, diesel and all engine lubricants used in the sale process of the Company.

Loans and receivables

3.12 Loans and receivables

The instruments under this category includes loans, trade receivables, and other accounts receivables measured at amortized cost which represents future cash flows discounted at the effective interest rate of the transaction date.

In addition, an expected credit loss model is applied to this category, which is reported net of this impairment allowance in the financial statements. The allowance amount is not significant because the trade accounts receivable are usually recovered in the short term.

Interest income is recognized by applying the effective interest rate except for current receivables, considering that the recognition of interest is immaterial. For the years ended December 31, 2018 and 2017 there was no interest income on loans and receivables. For the year ended December 31, 2016 the interest income on loans and receivables recognized in the interest income line item within the consolidated income statements was Ps. 41.

Other current assets

3.13 Other current assets

Other current assets, which will be realized within a period of less than one year from the reporting date, are comprised of prepaid assets and product promotion agreements with customers.

Prepaid assets principally consist of advances to suppliers of raw materials, advertising, promotional, leasing and insurance costs, and are recognized as other current assets at the time of the cash disbursement. Prepaid assets are carried to the appropriate caption in the income statement when inherent benefits and risks have already been transferred to the Company or services have been received, respectively.

The Company has prepaid advertising costs which consist of television and radio advertising airtime in advance. These expenses are generally amortized over the period based on the transmission of the television and radio spots. The related production costs are recognized in consolidated income statement as incurred.

Coca-Cola FEMSA has agreements with customers for the right to sell and promote Coca-Cola FEMSA’s products over a certain period. The majority of these agreements have terms of more than one year, and the related costs are amortized using the straight-line method over the term of the contract, with amortization presented as a reduction of net sales. During the years ended December 31, 2018, 2017 and 2016, such amortization aggregated to Ps. 277, Ps. 759 and Ps. 582, respectively.

Equity accounted investees

3.14 Equity accounted investees

Associates are those entities over which the Company has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee, but it is not control over those policies. Upon loss of significant influence over the associate, the Company measures and recognizes any retained investment at its fair value.

Investments in associates are accounted for using the equity method and initially recognized at cost, which comprises the investment’s purchase price and any directly attributable expenditure necessary to acquire it. The carrying value of the investment is adjusted to recognize changes in the Company’s shareholding of the associate since the acquisition date. The financial statements of the associates are prepared for the same reporting period as the Company.

The consolidated financial statements include the Company’s share of the consolidated net income and other comprehensive income, after adjustments to align the accounting policies with those of the Company, from the date that significant influence commences until the date that significant influence ceases.

Profits and losses resulting from ‘upstream’ and ‘downstream’ transactions between the Company (including its consolidated subsidiaries) and an associate are recognized in the consolidated financial statements only to the extent of unrelated investors’ interests in the associate. ‘Upstream’ transactions are, for example, sales of assets from an associate to the Company. ‘Downstream’ transactions are, for example, sales of assets from the Company to an associate. The Company’s share in the associate’s profits and losses resulting from these transactions is eliminated.

When the Company’s share of losses exceeds the carrying amount of the associate, including any advances, the carrying amount is reduced to nil and recognition of further losses is discontinued except to the extent that the Company has a legal or constructive obligation to pay the associate or has to make payments on behalf of the associate.

Goodwill identified at the acquisition date is presented as part of the investment in shares of the associate in the consolidated statement of financial position. Any goodwill arising on the acquisition of the Company’s interest in an associate is measured in accordance with the Company’s accounting policy for goodwill arising in a business combination, see Note 3.2.

After application of the equity method, the Company determines whether it is necessary to recognize an additional impairment loss on its investment in its associate. The Company determines at each reporting date whether there is any objective evidence that the investment in the associates is impaired. If this is the case, the Company calculates the amount of impairment as the difference between the recoverable amount of the associate and its carrying value and recognizes the amount in the share of the profit or loss of associates and joint ventures accounted for using the equity method in the consolidated income statements.

If an investment interest is reduced, but continues to be classified as an associate, the Company reclassifies to profits or losses the proportion of the gain or loss that had previously been recognized in other comprehensive income relating to the reduction in ownership interest if the gain or loss would be required to be reclassified to consolidated net income on the disposal of the related investment.

The Company reclassifies in each case proportionate to the interest disposed of recognized in other comprehensive income: i) foreign exchange differences, ii) accumulated hedging gains and losses, iii) any other amount previously recognized that would had been recognized in net income if the associate had directly disposed of the asset to which it relates.

Upon loss of significant influence over the associate, the Company measures and recognizes any retained investment at its fair value.

A joint arrangement is an arrangement of which two or more parties have joint control. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control. The Company classifies its interests in joint arrangements as either joint operations or joint ventures depending on the Company’s rights to the assets and obligations for the liabilities of the arrangements.

Joint venture is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the arrangement. The Company recognizes its interest in the joint ventures as an investment and accounts for that investment using the equity method. As of December 31, 2018 and 2017 the Company does not have an interest in joint operations.

If an investment interest is reduced, but continues to be classified as joint arrangement, the Company reclassifies to profits or losses the proportion of the gain or loss that had previously been recognized in other comprehensive income relating to the reduction in ownership interest if the gain or loss would be required to be reclassified to consolidated net income on the partial disposal of the related investment.

The Company reclassifies the proportion to the interest disposed of in joint ventures investment interest reduction. During the years ended December 31, 2018 and 2017 the Company does not have a significant disposal or partial disposal in joint arrangements.

Upon loss of joint control over the joint venture, the Company measures and recognizes any retained investment at its fair value.

Property, plant and equipment

3.15 Property, plant and equipment

Property, plant and equipment are initially recorded at their cost of acquisition and/or construction and are presented net of accumulated depreciation and accumulated impairment losses, if any. The borrowing costs related to the acquisition or construction of qualifying asset is capitalized as part of the cost of that asset, if material.

Major maintenance costs are capitalized as part of total acquisition cost. Routine maintenance and repair costs are expensed as incurred.

Investments in progress consist of long-lived assets not yet in service, in other words, that are not yet ready for the purpose that they were bought, built or developed. The Company expects to complete those investments during the following 12 months.

Depreciation is computed using the straight-line method over the asset’s estimated useful life. Where an item of property, plant and equipment comprises major components having different useful lives, they are accounted and depreciated for as separate items (major components) of property, plant and equipment. The Company estimates depreciation rates, considering the estimated useful lives of the assets.

The estimated useful lives of the Company’s assets are as follows:

Years
Buildings	25-50
Machinery and equipment	10-20
Distribution equipment	7-15
Refrigeration equipment	5-7
Returnable bottles	1.5-4
Leasehold improvements	The shorter of lease term or 15 years
Information technology equipment	3-5
Other equipment	3-10

The estimated useful lives, residual values and depreciation method are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis.

An item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on the disposal or retirement of an item of property, plant and equipment is determined as the difference between the sales proceeds (if any) and the carrying amount of the asset and is recognized in consolidated income statement.

Returnable and non-returnable bottles:

Coca-Cola FEMSA has two types of bottles: returnable and non-returnable.

•	Non-returnable: Are recorded in consolidated income statement at the time of the sale of the product.

•

Returnable: Are classified as long-lived assets as a component of property, plant and equipment. Returnable bottles are recorded at acquisition cost and for countries with hyperinflationary economies, restated according to IAS 29, Depreciation of returnable bottles is computed using the straight-line method considering their estimated useful lives.

There are two types of returnable bottles:

•	Those that are in Coca-Cola FEMSA’s control within its facilities, plants and distribution centers; and

•	Those that have been placed in the hands of customers, and still belong to Coca-Cola FEMSA.

Returnable bottles that have been placed in the hands of customers are subject to an agreement with a retailer pursuant to which Coca-Cola FEMSA retains ownership. These bottles are monitored by sales personnel during periodic visits to retailers and Coca-Cola FEMSA has the right to charge any breakage identified to the retailer. Bottles that are not subject to such agreements are expensed when placed in the hands of retailers.

Coca-Cola FEMSA’s returnable bottles are depreciated according to their estimated useful lives (3 years for glass bottles and 1.5 years for PET bottles). Deposits received from customers are amortized over the same useful estimated lives of the bottles.

Borrowing costs

3.16 Borrowing costs

Borrowing costs directly attributable to the acquisition, construction or production of qualifying assets, which are assets that necessarily take a substantial period of time to get ready for their intended use or sale, are added to the cost of those assets, until such time as the assets are substantially ready for their intended use or sale. Borrowing costs may include:

•	Interest expense; and

•	Exchange differences arising from foreign currency borrowings to the extent that they are regarded as an adjustment to interest costs.

Interest income earned on the temporary investment of specific borrowings pending their expenditure on qualifying assets is deducted from the borrowing costs eligible for capitalization.

All other borrowing costs are recognized in consolidated income statement in the period in which they are incurred.

Intangible assets

3.17 Intangible assets

Intangible assets are identifiable non-monetary assets without physical substance and represent payments whose benefits will be received in future years. Intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is their fair value as at the date of acquisition (see Note 3.2). Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses. The useful lives of intangible assets are assessed as either finite or indefinite, in accordance with the period over which the Company expects to receive the benefits.

Intangible assets with finite useful lives are amortized and mainly consist of:

•

Information technology and management system costs incurred during the development stage which are currently in use. Such amounts are capitalized and then amortized using the straight-line method over their expected useful lives, with a range in useful lives from 3 to 10 years. Expenditures that do not fulfill the requirements for capitalization are expensed as incurred.

•

Long-term alcohol licenses are amortized using the straight-line method over their estimated useful lives, which range between 12 and 15 years, and are presented as part of intangible assets with finite useful lives.

Amortized intangible assets, such as finite lived intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or group of assets may not be recoverable through its expected future cash flows.

Intangible assets with an indefinite life are not amortized and are subject to impairment tests on an annual basis as well as whenever certain circumstances indicate that the carrying amount of those intangible assets may exceed their recoverable value.

The Company’s intangible assets with an indefinite life mainly consist of rights to produce and distribute Coca-Cola trademark products in the Company’s territories. These rights are contained in agreements that are standard contracts that The Coca-Cola Company has with its bottlers. Additionally, the Company’s intangible assets with an indefinite life also consist of FEMSA Comercio – Health Division’s trademark rights which consist of standalone beauty store retail banners, pharmaceutical distribution to third-party clients and the production of generic and bioequivalent pharmaceuticals.

As of December 31, 2018, and in regards to a joint restructure with TCCC for the bottling agreements, Coca-Cola FEMSA had four bottler agreements in Mexico: (i) the agreements for the Valley of Mexico territory, which are up for renewal in June 2023, (ii) the agreement for the Southeast territory, which is up for renewal in June 2023, (iii) one agreement for the Bajio territory, which is up for renewal in May 2025 and (iv) the agreement for the Golfo territory, which is up for renewal in May 2025.

As of December 31, 2018, and in regards to a joint restructure with TCCC for the bottling agreements, Coca-Cola FEMSA had two bottler agreements in Brazil which are up for renewal in October 2027; and three bottler agreements in Guatemala, which are up for renewal in March 2025 and April 2028 (two contracts).

In addition, Coca-Cola FEMSA had one bottler agreement in each country which are up for renewal as follows: Argentina, which is up for renewal in September 2024; Colombia which is up for renewal in June 2024; Panama which is up for renewal in November 2024; Venezuela which is up for renewal in August 2026; Costa Rica which is up for renewal in September 2027; Nicaragua which is up for renewal in May 2026; and Uruguay which is up for renewal in June 2028.

The bottler agreements are automatically renewable for ten-year terms, subject to the right of either party to give prior notice that it does not wish to renew a specific agreement. In addition, these agreements generally may be terminated in the case of material breach. Termination would prevent Coca-Cola FEMSA from selling Coca-Cola trademark beverages in the affected territory and would have an adverse effect on the Company´s business, financial conditions, results from operations and prospects.

Non-current assets held for sale and discontinued operations

3.18 Non-current assets held for sale and discontinued operations

Non-current assets and disposal groups are classified as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use. This condition is regarded as met only when the sale is highly probable and the non-current asset (or disposal group) is available for immediate sale in its present condition. Management must be committed to the sale, which should be expected to qualify for recognition as a completed sale within one year from the date of classification. In addition, the sale is considered highly probable if the following conditions are met:

•	The appropriate level of management must be committed to a plan to sell the asset (or disposal group);

•	An active programme to locate a buyer and complete the plan must have been initiated;

•	The active (disposal group) must be actively marketed for sale at a price is reasonable in relation to its current fair value; and

•	The sale should be expected to qualify for recognition as a completed sale within one year from the date of classification.

Non-current assets (and disposal groups) classified as held for sale are measured at the lower of their previous carrying amount and fair value less costs to sell.

The discontinued operations are operations and cash flows that can be clearly distinguished, operationally and for financial reporting purposes, from the rest of the entity, that either has been disposed of, or is classified as held for sale, and:

•	Represents a separate major line of business or geographical area of operations;

•	Is part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations; or

•	Is a subsidiary acquired exclusively with a view to resale.

Discontinued operations are excluded from the continuing operations and are also presented as a single entity as earnings (loss) after income taxes of discontinued operations in the income statement. For further information, please see Note 5. In addition, the information included elsewhere in this report, includes only continuing operations otherwise it would be indicated the opposite.

Impairment of long-lived assets

3.19 Impairment of long-lived assets

At the end of each reporting period, the Company reviews the carrying amounts of its long-lived tangible and intangible assets to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). Where it is not possible to estimate the recoverable amount of an individual asset, the Company estimates the recoverable amount of the cash-generating unit to which the asset belongs. Where a reasonable and consistent basis of allocation can be identified, corporate assets are also allocated to individual CGU, or otherwise they are allocated to the smallest CGU for which a reasonable and consistent allocation basis can be identified.

For the purpose of impairment testing goodwill acquired in a business combination, from the acquisition date, is allocated to each of the group’s cash-generating units that are expected to benefit from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units.

For goodwill and other indefinite lived intangible assets, the Company tests for impairment on an annual basis and whenever certain circumstances indicate that the carrying amount of related CGU might exceed its recoverable amount.

Recoverable amount is the higher of fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted, as discussed in Note 2.3.1.1.

If the recoverable amount of an asset (or CGU) is estimated to be less than its carrying amount, the carrying amount of the asset (or CGU) is reduced to its recoverable amount. An impairment loss is recognized immediately in consolidated net income.

Where the conditions leading to an impairment loss no longer exist, it is subsequently reversed, that is, the carrying amount of the asset (or CGU) is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (or CGU) in prior years. A reversal of an impairment loss is recognized immediately in consolidated net income. Impairment losses related to goodwill are not reversible.

For the year ended December 31, 2018 and December 31, 2017, the Company recognized impairment losses of Ps. 432 and Ps. 2,063, respectively (see Note 19).

Leases

3.20 Leases

The determination of whether an arrangement is, or contains, a lease is based on the substance of the arrangement at inception date, whether fulfillment of the arrangement is dependent on the use of a specific asset or assets or the arrangement conveys a right to use the asset, even if that right is not explicitly specified in an arrangement.

Leases are classified as finance leases whenever the terms of the lease transfer substantially all the risks and rewards of ownership to the lessee. All other leases are classified as operating leases.

Assets held under finance leases are initially recognized as assets of the Company at their fair value at the inception of the lease or, if lower, at the present value of the minimum lease payments. The corresponding liability to the lessor is included in the consolidated statement of financial position as a finance lease obligation. Lease payments are apportioned between finance expenses and reduction of the lease obligation so as to achieve a constant rate of interest on the remaining balance of the liability. Interest expenses are recognized immediately in consolidated net income, unless they are directly attributable to qualifying assets, in which case they are capitalized in accordance with the Company’s general policy on borrowing costs. Contingent rentals are recognized as expenses in the periods in which they are incurred. Assets held under finance leases are depreciated over their expected useful lives on the same basis as owned assets or, where shorter, the term of the relevant lease.

Operating lease payments are recognized as an expense on a straight-line basis over the lease term, except where another systematic basis is more representative of the time pattern in which economic benefits from the leased asset are consumed. Contingent rentals arising under operating leases are recognized as an expense in the period in which they are incurred. In the event that lease incentives are received to enter into operating leases, such incentives are recognized as a liability. The aggregate benefit of incentives is recognized as a reduction of rental expense on a straight-line basis, except where another systematic basis is more representative of the time pattern in which economic benefits from the leased asset are consumed. Leasehold improvements on operating leases are amortized using the straight-line method over the shorter of either the useful life of the assets or the related lease term.

Financial liabilities and equity instruments

3.21 Financial liabilities and equity instruments

3.21.1 Classification as debt or equity

Debt and equity instruments issued by the Company are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.

3.21.2 Equity instruments

An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by the Company are recognized at the proceeds received, net of direct issue costs.

Repurchase of the Company’s own equity instruments is recognized and deducted directly in equity. No gain or loss is recognized in profit or loss on the purchase, sale, issue or cancellation of the Company’s own equity instruments.

3.21.3 Financial liabilities

Initial recognition and measurement

Financial liabilities within the scope of IFRS 9 are classified as financial liabilities at amortized cost, except for derivatives instruments designated as hedging instruments in an effective hedge, financial liabilities arising from transfer of a financial asset that does not qualify for derecognition, financial guarantee contracts and contingent consideration obligation in a business combination, as appropriate, which are recognized at FVTPL. The Company determines the classification of its financial liabilities at initial recognition.

All financial liabilities are recognized initially at fair value less, in the case of loans and borrowings, directly attributable transaction costs.

The Company’s financial liabilities include trade and other payables, loans and borrowings, and derivative financial instruments, see Note 3.9.

Subsequent measurement

The subsequent measurement of the Company’s financial liabilities depends on their classification as described below.

3.21.4 Loans and borrowings

After initial recognition, interest bearing loans and borrowings are subsequently measured at amortized cost using the effective interest method. Gains and losses are recognized in the consolidated income statements when the liabilities are derecognized as well as through the effective interest method amortization process.

Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the effective interest method. The effective interest method amortization is included in interest expense in the consolidated income statements, see Note 18.

3.21.5 Derecognition

A financial liability is derecognized when the obligation under the liability is discharged, cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the consolidated income statements.

Provisions

3.22 Provisions

Provisions are recognized when the Company has a present obligation (legal or constructive) as a result of a past event, it is probable that the Company will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation.

The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. When a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows (where the effect of the time value of money is material).

When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, a receivable is recognized as an asset if it is virtually certain that reimbursement will be received, and the amount of the receivable can be measured reliably.

The Company recognizes a provision for a loss contingency when it is probable (i.e., the probability that the event will occur is greater than the probability that it will not) that certain effects related to past events, would materialize and can be reasonably quantified. These events and their financial impact are also disclosed as loss contingencies in the consolidated financial statements when the risk of loss is deemed to be other than remote. The Company does not recognize an asset for a gain contingency until the gain is realized, see Note 25.

Restructuring provisions are recognized only when the recognition criteria for provisions are fulfilled. The Company has a constructive obligation when a detailed formal plan identifies the business or part of the business concerned, the location and number of employees affected, a detailed estimate of the associated costs, and an appropriate timeline. Furthermore, the employees affected must have been notified of the plan’s main features.

Post-employment and other long-term employee benefits

3.23 Post-employment and other long-term employee benefits

Post-employment and other long-term employee benefits, which are considered to be monetary items, include obligations for pension and retirement plans, seniority premiums and postretirement medical services, are all based on actuarial calculations, using the projected unit credit method.

In Mexico, the economic benefits from employee benefits and retirement pensions are granted to employees with 10 years of service and minimum age of 60. In accordance with Mexican Labor Law, the Company provides seniority premium benefits to its employees under certain circumstances. These benefits consist of a one-time payment equivalent to 12 days wages for each year of service (at the employee’s most recent salary, but not to exceed twice the legal minimum wage), payable to all employees with 15 or more years of service, as well as to certain employees terminated involuntarily prior to the vesting of their seniority premium benefit. For qualifying employees, the Company also provides certain post-employment healthcare benefits such as the medical-surgical services, pharmaceuticals and hospital.

For defined benefit retirement plans and other long-term employee benefits, such as the Company’s sponsored pension and retirement plans, seniority premiums and postretirement medical service plans, the cost of providing benefits is determined using the projected unit credit method, with actuarial valuations being carried out at the end of each reporting period. All remeasurements effects of the Company’s defined benefit obligation such as actuarial gains and losses are recognized directly in OCI. The Company presents service costs within cost of goods sold, administrative and selling expenses in the consolidated income statements. The Company presents net interest cost within interest expense in the consolidated income statements. The projected benefit obligation recognized in the consolidated statement of financial position represents the present value of the defined benefit obligation as of the end of each reporting period. Certain subsidiaries of the Company have established plan assets for the payment of pension benefits, seniority premiums and postretirement medical services through irrevocable trusts of which the employees are named as beneficiaries, which serve to decrease the funded status of such plans’ related obligations.

Costs related to compensated absences, such as vacations and vacation premiums, are recognized on an accrual basis.

The Company recognizes a liability and expense for termination benefits at the earlier of the following dates:

a)	When it can no longer withdraw the offer of those benefits; or

b)	When it recognizes costs for a restructuring that is within the scope of IAS 37 “Provisions, Contingent Liabilities and Contingent Assets,” and involves the payment of termination benefits.

The Company is demonstrably committed to a termination when, and only when, the entity has a detailed formal plan for the termination and is without realistic possibility of withdrawal.

A settlement occurs when an employer enters into a transaction that eliminates all further legal for constructive obligations for part or all of the benefits provided under a defined benefit plan. A curtailment arises from an isolated event such as closing of a plant, discontinuance of an operation or termination or suspension of a plan. Gains or losses on the settlement or curtailment of a defined benefit plan are recognized when the settlement or curtailment occurs.

Revenue recognition

3.24 Revenue recognition

The Company recognizes revenue when the control of performance obligations included in the contract are transferred to the customer. Control refers to the ability that customer has to direct the use and also to obtain substantially all the benefits of the goods or services exchanged.

Management defined the following as indicators to analyze the timing and circumstances as well as the amount by which the revenues would be recognized:

•	Identify the contract(s) with a customer (written, oral or any other according with business practices);

•	Evaluating the goods and services committed in the contract and identify how each performance obligation in the contract will be transferred to the customer;

•

Considering the contractual terms jointly with business practices to determinate the transaction price. The transaction price is the amount of the consideration the Company expects to receive in exchange for transferring the committed goods and services to the customer, excluding tax on sales. The expected consideration in a contract should include fixed or variable amounts, or both;

•

Allocate the transaction price to each performance obligations in the contract (to each good and service) for an amount that represents the consideration to which the entity expects to receive in exchange to the goods and services arranged with the customer; and

•	Recognise revenue when (or as) the entity satisfies a performance obligation in exchange for committed goods and services.

All of the above conditions are typically met at the point in time that goods are delivered to the customer at the customers’ facilities. Net sales reflect units delivered at list prices reduced by promotional allowances and discounts.

The benefits granted from supplier to the Company as discounts and incentives are recognized as benefit in the cost of goods sold, because they do not represent an additional revenue by mean of which a separate performance obligation is to be satisfied, with a separate reasonable fair value to be identified by the Company.

The Company generates revenues for the following activities:

Sale of goods

It includes the sales of goods by all the subsidiaries of the Company, mainly the sale of beverages of the leading brand of Coca-Cola and the sale or consumption of goods in the small-format stores of the FEMSA Comercio – Proximity, FEMSA Comercio – Health and FEMSA Comercio – Fuel Divisions; in which the revenue is recognized in the point of time those products were sold to the customers. See Note 27.

Rendering of services

It includes the revenues of distribution services, maintenance services and packing of raw materials that the Company recognizes as revenues as the related performance obligation is satisfied. The Company recognizes revenues for rendering of services during the time period in which the performance obligation is satisfied according with the following conditions:

•	The customer receives and consume simultaneously the benefits, as the Company satisfies the obligation;

•	The customer controls related assets, even if the Company improve them;

•	The revenues can be measured reliably; and

•	Is probable that economic benefits will flow to the Company.

Financial products

It includes interest generated on related financial assets used by third parties which includes accounts receivables recorded when the following conditions are accomplished:

•	The revenues can be measured reliably; and

•	It is probable that economic benefits will flow to the Company.

In addition, the Company evaluates the revenue recognition based on the classification previously defined for the financial asset that generates the related financial product, according with the business models establishes for the financial instruments classified by the Company. See Note 3.9.

The main financial instruments of the Company that could generate a financial product are trade accounts receivables classified as financial assets held to maturity to cover cash flows which are measured at amortized cost through the effective interest rate method, applying EIR, which is the rate that exactly discounts the collections of cash flows to the expected life of the related financial asset.

Rewards programs

The Company recognizes a provision for the obligation to award additional benefits to its customers. Management considers for those effects, the expectation that some percentage of its customers would not redeem their rewards points in future based on previous experience.

Variable allowances granted to customers

The Company adjust the transaction price based on its estimated amount of rebates and promotional allowances, among others. Those estimations include commercial commitments with customers and previous expected performance. The variable allowances are assigned to each related performance obligation.

Contacts costs

The incremental costs to obtain a contract with a customer are recognized as an asset (capitalized) if the Company expect to recover those costs. The incremental costs of obtaining a contract are those costs that an entity incurs to obtain a contract with a customer that it would not have incurred if the contract had not been obtained. The Company recognizes those costs as an expense in the income statement when the income associated with those costs is incurred for a period is equal to or less than a year. For any other cost that is related with the fulfillment of a contract with a customer, but it is not part of the own revenue recognition, then this will be considered as an asset including related costs, but only if those costs are related with a contract or with a contract that the Company expects to identify specifically and also, those costs generates or improves the resources of the Company that will be applied to satisfy, or continue satisfying; the performance obligations in the future and that is expected to recover those costs. The asset recognized is amortized progressively in the same manner as the exchange of the goods and services are transferred to the customer, accordingly, the asset is recognized in the income statement through its amortization in the same period of time in which the revenue is recognized.

Administrative and selling expenses

3.25 Administrative and selling expenses

Administrative expenses include labor costs (salaries and other benefits, including employee profit sharing (“PTU”)) of employees not directly involved in the sale or production of the Company’s products, as well as professional service fees, the depreciation of office facilities, amortization of capitalized information technology system implementation costs and any other similar costs.

Selling expenses include:

•

Distribution: labor costs, outbound freight costs, warehousing costs of finished products, write off of returnable bottles in the distribution process, depreciation and maintenance of trucks and other distribution facilities and equipment. For the years ended December 31, 2018, 2017 and 2016, these distribution costs amounted to Ps. 23,421, Ps. 20,800 and Ps. 20,250, respectively;

•	Sales: labor costs and sales commissions paid to sales personnel; and

•	Marketing: promotional expenses and advertising costs.

PTU is paid by the Company’s Mexican subsidiaries to eligible employees. In Mexico, employee profit sharing is computed at the rate of 10% of the individual company taxable income. PTU in Mexico is calculated from the same taxable income for income tax, except for the following: a) neither tax losses from prior years nor the PTU paid during the year are deductible; and b) payments exempt from taxes for the employees are fully deductible in the PTU computation.

Income taxes

3.26 Income taxes

Income tax expense represents the sum of the tax currently payable and deferred tax. Income taxes are charged to consolidated income statements as they are incurred, except when they relate to items that are recognized in other comprehensive income or directly in equity, in which case, the current and deferred tax are also recognized in other comprehensive income or directly in equity, respectively.

3.26.1 Current income taxes

Income taxes are recorded in the results of the year they are incurred.

3.26.2 Deferred income taxes

Deferred tax is recognized on temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax bases used in the computation of taxable profit. Deferred tax liabilities are generally recognized for all taxable temporary differences. Deferred tax assets are generally recognized for all deductible temporary differences, including tax loss carryforwards and certain tax credits, to the extent that it is probable that future taxable profits, reversal of existing taxable temporary differences and future tax planning strategies will be available against which those deductible temporary differences can be utilized. Such deferred tax assets and liabilities are not recognized if the temporary difference arises from initial recognition of goodwill (no recognition of deferred tax liabilities) or from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit. In the case of Brazil, where certain goodwill amounts are at times deductible for tax purposes, the Company recognizes in connection with the acquisition accounting a deferred tax asset for the tax effect of the excess of the tax basis over the related carrying value.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are re-assessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

Deferred tax liabilities are recognized for taxable temporary differences associated with investments in subsidiaries, associates, and interests in joint ventures, except where the Company is able to control the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future. Deferred tax assets arising from deductible temporary differences associated with such investments and interests are only recognized to the extent that it is probable that there will be sufficient taxable profits against which to utilize the benefits of the temporary differences and they are expected to reverse in the foreseeable future.

Deferred income taxes are classified as a long-term asset or liability, regardless of when the temporary differences are expected to reverse.

Deferred tax relating to items recognized in the other comprehensive income are recognized in correlation to the underlying transaction in OCI.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset is realized, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period. The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Company expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.

In Mexico, the income tax rate is 30%, for 2018, 2017 and 2016, and it will remain at 30% for the following years.

Share-based payments arrangements

3.27 Share-based payments arrangements

Senior executives of the Company receive remuneration in the form of share-based payment transactions, whereby employees render services as consideration for equity instruments. The equity instruments are granted and then held by a trust controlled by the Company until vesting. They are accounted for as equity settled transactions. The award of equity instruments is a fixed monetary value on the grant date.

Equity-settled share-based payments to employees are measured at the fair value of the equity instruments at the grant date. The fair value determined at the grant date of the equity-settled share-based payments is expensed and recognized based on the graded vesting method over the vesting period, based on the Company’s estimate of equity instruments that will eventually vest. At the end of each reporting period, the Company revises its estimate of the number of equity instruments expected to vest. The impact of the revision of the original estimates, if any, is recognized in consolidated income statements such that the cumulative expense reflects the revised estimate.

Earnings per share

3.28 Earnings per share

The Company presents basic and diluted earnings per share (“EPS”) data for its shares. Basic EPS is calculated by dividing the net income attributable to controlling interest by the weighted average number of shares outstanding during the period adjusted for the weighted average of own shares purchased in the year. Diluted EPS is determined by adjusting the weighted average number of shares outstanding including the weighted average of own shares purchased in the year for the effects of all potentially dilutive securities, which comprise share rights granted to employees described above.

Issuance of subsidiary common shares

3.29 Issuance of subsidiary common shares

The Company recognizes the issuance of a subsidiary’s common shares as an equity transaction. The difference between the book value of the shares issued and the amount contributed by the non-controlling interest holder or third party is recorded in additional paid-in capital.